Shareholder Report, Holdings (Details)		May 31, 2024	May 31, 2023
American Funds Corporate Bond Fund Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-A | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-C | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-C | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-E | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-E | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-F-1 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-F-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-F-1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-F-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-F-2 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-F-2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-F-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-F-3 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-F-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-F-3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class 529-T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class 529-T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class 529-T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class 529-T | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class 529-T | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class 529-T | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class 529-T | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class A | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class A | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class C | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class C | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class F-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class F-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class F-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class F-1 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class F-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class F-1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class F-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class F-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class F-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class F-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class F-2 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class F-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class F-2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class F-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class F-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class F-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class F-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class F-3 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class F-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class F-3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-1 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-1 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-2 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-2 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-2E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-2E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-2E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-2E | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-2E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-2E | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-2E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-3 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-3 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-3 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-5E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-5E | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-5E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-5E | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-5E | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-5E | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-5E | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-6 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-6 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-6 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-6 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-5 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-5 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-5 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-5 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-5 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-5 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-5 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class T | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class T | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value			13.20%
American Funds Corporate Bond Fund Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class T | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class T | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class T | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class T | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class T | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%
American Funds Corporate Bond Fund Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		18.80%
American Funds Corporate Bond Fund Class R-4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		17.00%
American Funds Corporate Bond Fund Class R-4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		13.20%
American Funds Corporate Bond Fund Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.40%
American Funds Corporate Bond Fund Class R-4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value		5.40%
American Funds Corporate Bond Fund Class R-4 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		21.20%
American Funds Corporate Bond Fund Class R-4 | US Treasury Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value		8.30%
American Funds Corporate Bond Fund Class R-4 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		1.20%
American Funds Corporate Bond Fund Class R-4 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	[1]	6.50%

[1]	Includes derivatives.